CONSTRUCTION IN PROGRESS	12 Months Ended
Dec. 31, 2018
CONSTRUCTION IN PROGRESS [abstract]
Disclosure of construction in progress

19.   CONSTRUCTION IN PROGRESS

	2017	2018
	RMB	RMB

Balance as of January 1	129,581	118,645
Additions	85,552	108,555
Dry hole costs written off	(6,876)	(6,921)
Transferred to property, plant and equipment	(81,229)	(73,210)
Reclassification to lease prepayments and other long-term assets	(7,773)	(10,066)
Impairment losses for the year	(252)	(28)
Disposals	(315)	(19)
Exchange adjustments	(43)	7
Balance as of December 31	118,645	136,963

Net changes in capitalized cost of exploratory wells included in the Group’s construction in progress in the E&P segment are analyzed as follows:

	2016	2017	2018
	RMB	RMB	RMB

At beginning of year	16,772	12,192	9,737
Additions, net of amount that were capitalized and subsequently expensed in the same year, pending the determination of proved reserves	6,321	5,567	7,172
Transferred to oil and gas properties based on the determination of proved reserves	(3,716)	(1,839)	(2,387)
Dry hole costs written off	(7,185)	(6,183)	(7,226)
At end of year	12,192	9,737	7,296

Aging of capitalized exploratory well costs based on the date the drilling was completed are analyzed as follows:

	December 31,
	2016	2017	2018
	RMB	RMB	RMB

One year or less	4,731	4,917	3,467
Over one year	7,461	4,820	3,829
	12,192	9,737	7,296

Capitalized exploratory wells costs aged over one year are related to wells for which the drilling results are being further evaluated or the development plans are being formulated.

The geological and geophysical costs paid during the years ended December 31, 2016, 2017 and 2018 amounted to RMB 2,899, RMB 3,710 and RMB3,511, respectively.